Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

			AVERAGE	AVERAGE
			SUMMARY	COMPENSATION
			COMPENSATION	ACTUALLY	VALUE OF INITIAL FIXED $100
			TABLE TOTAL	PAID TO	INVESTMENT BASED ON(4):
	SUMMARY	COMPENSATION	FOR NON-CEO	NON-CEO		PEER GROUP
	COMPENSATION	ACTUALLY	NAMED	NAMED	TOTAL	TOTAL	NET	ADJUSTED
	TABLE TOTAL	PAID TO	EXECUTIVE	EXECUTIVE	SHAREHOLDER	SHAREHOLDER	INCOME (LOSS)	EBITDA(5)
YEAR	FOR CEO (1)	CEO (2)	OFFICERS (3)	OFFICERS (2),(3)	RETURN	RETURN	($M)	($M)
(a)	(b)	(c)	(d)	(e)	(f)	(g)	(h)	(i)
2023	$11,355,216	$21,695,979	$4,427,539	$7,592,127	$92	$115	$(954)	$738
2022	$11,733,864	$18,982,502	$4,213,127	$6,391,352	$66	$113	$(621)	$816
2021	$13,715,358	$14,571,784	$4,735,382	$4,999,729	$40	$70	$(591)	$995
2020	$6,491,804	$3,401,473	$2,619,786	$1,679,139	$34	$58	$(568)	$1,201

(1)	Amounts shown represent the total compensation reported for our CEO, Mr. Thigpen, in the Summary Compensation Table for fiscal years 2023, 2022, 2021 and 2020.
(2)

Amounts shown represent the amount of “compensation actually paid”, as computed in accordance with SEC rules. These amounts do not reflect the actual compensation paid to our CEO or other Named Executive Officers during the applicable year, but also include (i) the year-end value of equity awards granted during the reported year, (ii) the change in the value of equity awards that were unvested at the end of the prior year, measured through the date the awards vested or were forfeited, or through the end of the reported fiscal year, and (iii) certain pension-related costs. The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant. Adjustment details are provided in the tables below.

(3)

Years 2023, 2022, 2021 and 2020 reflect compensation information for our Named Executive Officers, other than our CEO. Our Named Executive Officers, other than our CEO, for years 2023, 2022, 2021 and 2020 are Messrs. Mey, Adamson, Davis, and Long.

(4)

Reflects cumulative total shareholder return of the PHLX Oil Service Sector Index (OSX), as of December 31, 2023, weighted according to each companies’ market capitalization at the beginning of each period for which a return is indicated. The OSX is the peer group utilized by Transocean for purposes of Item 201(e) of Regulation S-K under the Exchange Act in Transocean’s annual report on Form 10-K for the year ended December 31, 2023.

(5)	The reconciliation of Adjusted EBITDA to net income in Appendix A of this proxy statement discloses how Adjusted EBITDA is calculated from the Company’s audited financial statements.

Company Selected Measure Name	Adjusted EBITDA
Named Executive Officers, Footnote
(1)	Amounts shown represent the total compensation reported for our CEO, Mr. Thigpen, in the Summary Compensation Table for fiscal years 2023, 2022, 2021 and 2020.
(3)

Years 2023, 2022, 2021 and 2020 reflect compensation information for our Named Executive Officers, other than our CEO. Our Named Executive Officers, other than our CEO, for years 2023, 2022, 2021 and 2020 are Messrs. Mey, Adamson, Davis, and Long.

Peer Group Issuers, Footnote
(4)

Reflects cumulative total shareholder return of the PHLX Oil Service Sector Index (OSX), as of December 31, 2023, weighted according to each companies’ market capitalization at the beginning of each period for which a return is indicated. The OSX is the peer group utilized by Transocean for purposes of Item 201(e) of Regulation S-K under the Exchange Act in Transocean’s annual report on Form 10-K for the year ended December 31, 2023.

PEO Total Compensation Amount	$ 11,355,216	$ 11,733,864	$ 13,715,358	$ 6,491,804
PEO Actually Paid Compensation Amount	$ 21,695,979	18,982,502	14,571,784	3,401,473
Adjustment To PEO Compensation, Footnote

Summary Compensation Table to Compensation Actually Paid Adjustments	2023 ($)
Summary Compensation Table	$11,355,216
Adjustments to Determine Compensation Actually Paid for CEO
Deduction for Change in the Actuarial Present Values reported under the “Change in Pension Value and Nonqualified Deferred Compensation Earnings” Column of the Summary Compensation Table	-
Increase for “Service Cost” for Pension Plans	-
Increase for “Prior Service Cost” for Pension Plans	-
Deduction for amounts reported under the “Stock Awards” column in the Summary Compensation Table	($8,308,561)
Deduction for amounts reported under the “Option Awards” column in the Summary Compensation Table	-
Increase for fair value of awards granted during year that remain unvested as of year-end	$8,471,555
Increase for fair value of awards granted during year that vest during year	-
Increase/deduction for change in fair value from prior year-end to current year-end of awards granted prior to year that were outstanding and unvested as of year-end	$6,069,489
Increase/deduction for change in fair value from prior year-end to vesting date of awards granted prior to year that vested during year	$4,108,280
Deduction of fair value of awards granted prior to year that were forfeited during year	-
Increase based on dividends or other earnings paid during year prior to vesting date of award	-
Total Adjustments	$10,340,763
Compensation Actually Paid (CAP) to CEO	$21,695,979

Non-PEO NEO Average Total Compensation Amount	$ 4,427,539	4,213,127	4,735,382	2,619,786
Non-PEO NEO Average Compensation Actually Paid Amount	$ 7,592,127	6,391,352	4,999,729	1,679,139
Adjustment to Non-PEO NEO Compensation Footnote

Summary Compensation Table to Compensation Actually Paid Adjustments	2023 ($)
Summary Compensation Table	$4,427,539
Adjustments to Determine Average Compensation Actually Paid for Non-CEO Named Executive Officers
Deduction for Change in the Actuarial Present Values reported under the “Change in Pension Value and Nonqualified Deferred Compensation Earnings” Column of the Summary Compensation Table	($15,084)
Increase for “Service Cost” for Pension Plans	-
Increase for “Prior Service Cost” for Pension Plans	-
Deduction for amounts reported under the “Stock Awards” column in the Summary Compensation Table	($2,552,760)
Deduction for amounts reported under the “Option Awards” column in the Summary Compensation Table	-
Increase for fair value of awards granted during year that remain unvested as of year-end	$2,602,839
Increase for fair value of awards granted during year that vest during year	-
Increase/deduction for change in fair value from prior year-end to current year-end of awards granted prior to year that were outstanding and unvested as of year-end	$1,862,822
Increase/deduction for change in fair value from prior year-end to vesting date of awards granted prior to year that vested during year	$1,266,770
Deduction of fair value of awards granted prior to year that were forfeited during year	-
Increase based on dividends or other earnings paid during year prior to vesting date of award	-
Total Adjustments	$3,164,587
Average Compensation Actually Paid (CAP) to Non-CEO Named Executive Officers	$7,592,127

Compensation Actually Paid vs. Total Shareholder Return

Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure

Total Shareholder Return Vs Peer Group
Tabular List, Table

As described in detail in our CD&A, the Committee utilizes multiple key financial, operational, and sustainability measures to correlate our Named Executive Officer’s compensation to Company performance. In particular, the majority of compensation actually paid to our executives is based on the performance of Company stock.  The key performance measures for 2023 are:

COMPANY SELECTED METRICS
Relative Total Shareholder Return
Adjusted EBITDA
Uptime(1)
Sustainability(2)

(1) This is a non-GAAP metric that is defined in the CD&A
(2) Specific Company developed sustainability targets are explained in the CD&A

Total Shareholder Return Amount	$ 92	66	40	34
Peer Group Total Shareholder Return Amount	115	113	70	58
Net Income (Loss)	$ (954,000,000)	$ (621,000,000)	$ (591,000,000)	$ (568,000,000)
Company Selected Measure Amount	738,000,000	816,000,000	995,000,000	1,201,000,000
PEO Name	Mr. Thigpen
Measure:: 1
Pay vs Performance Disclosure
Name	Relative Total Shareholder Return
Measure:: 2
Pay vs Performance Disclosure
Name	Adjusted EBITDA
Non-GAAP Measure Description
(5)	The reconciliation of Adjusted EBITDA to net income in Appendix A of this proxy statement discloses how Adjusted EBITDA is calculated from the Company’s audited financial statements.

Measure:: 3
Pay vs Performance Disclosure
Name	Uptime(
Measure:: 4
Pay vs Performance Disclosure
Name	Sustainability(
PEO | Total Adjustments
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 10,340,763
PEO | Deduction for amounts reported under the "Stock Awards" column in the Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(8,308,561)
PEO | Increase for fair value of awards granted during year that remain unvested as of year-end
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	8,471,555
PEO | Increase/deduction for change in fair value from prior year-end to current year-end of awards granted prior to year that were outstanding and unvested as of year-end
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	6,069,489
PEO | Increase/deduction for change in fair value from prior year-end to vesting date of awards granted prior to year that vested during year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	4,108,280
Non-PEO NEO | Total Adjustments
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	3,164,587
Non-PEO NEO | Deduction for Change in the Actuarial Present Values reported under the "Change in Pension Value and Nonqualified Deferred Compensation Earnings" Column of the Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(15,084)
Non-PEO NEO | Deduction for amounts reported under the "Stock Awards" column in the Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(2,552,760)
Non-PEO NEO | Increase for fair value of awards granted during year that remain unvested as of year-end
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,602,839
Non-PEO NEO | Increase/deduction for change in fair value from prior year-end to current year-end of awards granted prior to year that were outstanding and unvested as of year-end
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,862,822
Non-PEO NEO | Increase/deduction for change in fair value from prior year-end to vesting date of awards granted prior to year that vested during year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 1,266,770